Restatement - Schedule of Consolidated Statements of Changes in Equity (Details) - USD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Consolidated Statements of Changes in Equity
Net income for the year	$ 79,622,129	$ 24,144,242
Revaluation of digital currencies	19,293,400	12,076,195
Total equity	$ 389,052,565	128,153,766	$ 21,086,435
As previously reported [Member]
Consolidated Statements of Changes in Equity
Net income for the year		42,539,684
Revaluation of digital currencies		0
Total equity		134,473,013
Adjustments [Member]
Consolidated Statements of Changes in Equity
Net income for the year		(18,395,442)
Revaluation of digital currencies		12,076,195
Total equity		$ (6,319,247)